Related Party Disclosures (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) USDT shares	Dec. 31, 2024 EUR (€) USDT shares	Jan. 01, 2024 USD ($)
Related Party Disclosures [Line Items]
Payment by management		$ 20,000,000
DeFi shares (in Shares) | shares		3,998,508	3,998,508
DeFi shares value		$ 6,273,870
Legal fees	$ 502,545	43,393
Accounts payable and accrued liabilities	$ 9,270,110	$ 3,482,464		$ 6,899,320
Valour purchased (in USDT) | USDT		1,320,130	1,320,130
Purchase from a former director of Valour (in Euro) | €			€ 1,213,237
Ownership percentage	10.00%
Legal Expenses [Member]
Related Party Disclosures [Line Items]
Accounts payable and accrued liabilities
SovFi [Member]
Related Party Disclosures [Line Items]
Legal fees	$ 20,000
full-stack sovereign finance	$ 100,000,000,000,000